Supplemental disclosure of cash flow information (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Summary of changes in operating assets and liabilities

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	1,709	(978)	2,203	(1,662)
Inventory	(59)	(206)	950	688
Prepaid expenses and other current assets	583	266	517	(1,627)
Accounts payable and accrued liabilities	(927)	(3,566)	(2,877)	(983)
Deferred revenues	-	217	-	217
Provision for restructuring and other costs	(226)	273	(539)	274
Employee future benefits	(129)	(131)	(401)	(175)
	951	(4,125)	(147)	(3,268)